CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Less: Business tax and surcharges	$ (596)	¥ (4,147)	¥ (9,444)	¥ (9,696)
Net revenues	46,906	326,552	431,247	469,533
Cost of revenues	(11,112)	(77,361)	(100,867)	(94,640)
Gross profit	35,794	249,191	330,380	374,893
Operating expenses:
Sales and marketing expenses	(20,742)	(144,401)	(166,176)	(192,413)
Research and development expenses	(46,022)	(320,402)	(533,586)	(257,921)
General and administrative expenses	(45,915)	(319,653)	(182,289)	(143,743)
Total operating expenses	(112,679)	(784,456)	(882,051)	(594,077)
Losses from operations	(76,885)	(535,265)	(551,671)	(219,184)
Other income/(expense):
Foreign currency exchange loss	(105)	(729)	(9,719)	(8,552)
Interest expense, net	(2,015)	(14,028)	(9,878)	(5,430)
Other income/(expense), net	(113)	(788)	1,005	(1,683)
Amortization of debt discount	(5,878)	(40,918)	(25,337)
Gain on change in fair value of derivative liabilities	3,997	27,829	57,890
Loss before income tax	(80,999)	(563,899)	(537,710)	(234,849)
Income tax (expense)/benefit	3,880	27,010	15,165	(4,275)
Net loss	(77,119)	(536,889)	(522,545)	(239,124)
Less: Net (loss) income attributable to non-controlling interests	150	1,040	(1,220)	(128)
Net loss attributable to Gridsum Holding Inc.	(77,269)	(537,929)	(521,325)	(238,996)
Net loss	(77,119)	(536,889)	(522,545)	(239,124)
Foreign currency translation adjustment, net of tax	(340)	(2,362)	(4,957)	(20,452)
Comprehensive loss	(77,459)	(539,251)	(527,502)	(259,576)
Less: Comprehensive (loss) income attributable to non-controlling interests	150	1,040	(1,220)	(128)
Comprehensive loss attributable to Gridsum Holding Inc.	$ (77,609)	¥ (540,291)	¥ (526,282)	¥ (259,448)
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | (per share)	$ (2.29)	¥ (15.91)	¥ (16.91)	¥ (7.90)
Weighted average shares outstanding used in computing net loss per share attributable to Gridsum's ordinary shareholders	33,810,862	33,810,862	30,827,600	30,243,250
Enterprise
Revenues:
Revenues	$ 37,189	¥ 258,903	¥ 387,574	¥ 377,013
e-Government and other
Revenues:
Revenues	$ 10,313	¥ 71,796	¥ 53,117	¥ 102,216